Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2013
Registrant Name	dei_EntityRegistrantName	VOYAGEUR MUTUAL FUNDS III
Central Index Key	dei_EntityCentralIndexKey	0000763749
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 16, 2013
Document Effective Date	dei_DocumentEffectiveDate	Oct. 16, 2013
Prospectus Date	rr_ProspectusDate	Aug. 28, 2013
Delaware Large Cap Core Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware Large Cap Core Fund (the "Fund")
Supplement [Text Block]	vmf_SupplementTextBlock

VOYAGEUR MUTUAL FUNDS III

Delaware Large Cap Core Fund (the "Fund")

Supplement to the Fund's Class A, Class C, Class R, and Institutional Class
Statutory Prospectus dated August 28, 2013

The following replaces the information in the section entitled, "What are the Fund's fees and expenses?".

Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

The Fund's investment manager, Delaware Management Company (Manager), is voluntarily waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual Fund operating expenses from exceeding 0.95% of the Fund's average daily net assets from August 28, 2013 until such time as the voluntary expense cap is discontinued. In addition, the Fund's distributor, Delaware Distributor, L.P. (Distributor), has voluntarily agreed to waive all 12b-1 fees. After giving effect to the Manager's and Distributor's voluntary waivers, the total net annual Fund's operating expenses for the Fund's Class A, Class C, Class R, and Institutional Class shares are 0.95%. The Manager's and Distributor's waivers and/or reimbursements may be discontinued at any time because they are voluntary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	(If not redeemed)
Supplement Closing [Text Block]	vmf_SupplementClosingTextBlock

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated October 16, 2013.

Delaware Large Cap Core Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.42%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	797
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,258
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,744
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,078
Delaware Large Cap Core Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.42%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	410
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	948
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,611
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,383
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	310
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	948
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,611
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,383
Delaware Large Cap Core Fund | Class R
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	1.42%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	260
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	799
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,365
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,905
Delaware Large Cap Core Fund | Institutional Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.42%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	210
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	649
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,114
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,400

[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).